Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 40,147	$ 72,822
Prepaid expenses	40,341	51,166
Total current assets	80,488	123,988
Other assets
Mineral Rights - Excelsior Springs	6,000,000	6,000,000
Total other assets	6,000,000	6,000,000
Total assets	6,080,488	6,123,988
Current liabilities
Accounts payable	250,139	50,373
Notes payable – related party	75,000	0
Total current liabilities	325,139	50,373
Long term liabilities
Total long term liabilities	432,110	1,024,208
Total liabilities	757,249	1,074,581
Stockholders' equity
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, none outstanding	0	0
Common stock - $0.0001 par value; 250,000,000 shares authorized, 119,858,700 and 119,858,700 issued and outstanding	11,986	11,986
Additional paid in capital	16,068,449	16,056,561
Accumulated deficit	(10,757,196)	(11,019,140)
Total stockholders' equity	5,323,239	5,049,407
Total liabilities and stockholders' equity	$ 6,080,488	$ 6,123,988